Consolidated Balance Sheets $ in Thousands, SDG in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Assets
Cash and cash equivalents	$ 268,217	$ 69,112
Short-term investments	2,411	992
Accounts receivable, net of allowance of $838 and $1,767 as of December 31, 2021 and December 31, 2020, respectively	55,067	48,250
Prepaid expenses and other current assets	8,461	2,343
Total current assets	334,156	120,697
Property and equipment, net	3,922	2,663
Deferred contract costs	38,926	31,943
Long-term unbilled receivables	6,268	5,499
Other assets	5,466	8,252
Total assets	388,738	169,054
Accounts payable	1,824	774
Accrued expenses and other liabilities	35,062	26,245
Current portion of deferred revenue	74,294	65,203
Total current liabilities	111,180	92,222
Long-term portion of deferred revenue	8,038	9,485
Share-based awards classified as liabilities	0	43,502
Earn-out shares liabilities	10,012	0
Other non-current liabilities	3,943	3,658
Total liabilities	133,173	148,867
Commitments and contingencies (Note 10)
Mezzanine equity
Redeemable noncontrolling interest	5,210	3,061
Total mezzanine equity	5,210	213,014
Common stock, $0.0001 par value; 1,000,000 and 243,360 shares authorized, 181,822 and 100,068 shares issued and outstanding, at December 31, 2021 and December 31, 2020, respectively	18	12
Additional paid-in capital	625,056	105,159
Treasury stock	(1,739)	0
Accumulated other comprehensive income	2,317	1,791
Accumulated deficit	(375,297)	(299,789)
Total stockholders’ equity (deficiency)	250,355	(192,827)
Total liabilities, mezzanine equity, and stockholders’ equity (deficiency)	388,738	169,054
Redeemable Convertible Preferred Stock [Member]
Mezzanine equity
Temporary Equity, Carrying Amount, Attributable to Parent	0	183,390
Redeemable Common Shares [Member]
Mezzanine equity
Temporary Equity, Carrying Amount, Attributable to Parent	0	25,074
Share-based Awards [Member]
Mezzanine equity
Temporary Equity, Carrying Amount, Attributable to Parent	$ 0	$ 1,489